Capital and Financing Transactions - Additional Information (Detail) - CAD ($) $ / shares in Units, $ in Millions				3 Months Ended	9 Months Ended
	Jun. 16, 2022	Mar. 28, 2022	Nov. 30, 2021	Jul. 31, 2022	Jul. 31, 2022
Disclosure of objectives, policies and processes for managing capital [line items]
Common shares purchased for cancellation				$ 409	$ 2,745
Fixed interest rate [member] | Limited recourse capital notes [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Interest rate	7.023%
Subordinated debentures redemption date	Jul. 27, 2082
Notional amount	$ 1,500
Subordinated debt description of variable rate basis	Non-deferable interest is payable quarterly at a fixed rate of 7.023% per annum until July 27, 2027; and thereafter, the non-deferable interest will reset every fifth year until July 27, 2077, at a rate equal to the 5-year Government of Canada yield plus 3.95%.
NCIB [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Shares repurchased and cancelled, shares				5,000,000	31,300,000
Shares repurchased and cancelled, per share					$ 87.68
Common shares purchased for cancellation				$ 409	$ 2,745
Number of common shares repurchased				0	0
NCIB 2022 [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Shares intended to repurchase for cancellation,Shares			24,000,000
NCIB 2022 Amendment [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Shares intended to repurchase for cancellation,Shares		24,000,000
Description Of Purchases And Termination Of Shares As Per Normal Course Issuer Bid		Purchases under the 2022 NCIB commenced on December 2, 2021, and will terminate upon earlier of: (i) the Bank purchasing the maximum number of common shares under the 2022 NCIB Amendment, (ii) the Bank providing a notice of termination, or (iii) December 1, 2022. On a quarterly basis, the Bank will notify OSFI prior to making purchases
Increase decrease in number of shares repurchased subject to cancellation		36,000,000
Series 3 AT1 Notes [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Interest rate	7.023%
Notional amount	$ 1,500